Intangible assets (Tables)	12 Months Ended
Sep. 30, 2025
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

Software	1 to 8 years
Business solutions	3 to 10 years
Client relationships and backlog	5 to 10 years

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2024	256,178	113,070	81,776	928,297	1,412,161	2,791,482
Additions	69,939	7,356	—	94,334	—	171,629
Business acquisitions (Note 27)	731	16	—	—	202,954	203,701
Disposals/retirements	(62,037)	(5,829)	(5,296)	(7,837)	—	(80,999)
Foreign currency translation adjustment	7,336	1,362	2,762	34,576	79,093	125,129
As at September 30, 2025	272,147	115,975	79,242	1,049,370	1,694,208	3,210,942
Accumulated amortization and impairment
As at September 30, 2024	193,111	84,988	63,320	544,463	1,187,025	2,072,907
Amortization expense (Note 24)	55,579	11,710	3,137	83,228	77,985	231,639
Impairment (Note 24)	—	—	1,170	5,774	—	6,944
Disposals/retirements	(62,037)	(5,829)	(5,296)	(7,837)	—	(80,999)
Foreign currency translation adjustment	4,463	1,045	2,607	18,954	65,376	92,445
As at September 30, 2025	191,116	91,914	64,938	644,582	1,330,386	2,322,936
Net carrying amount as at September 30, 2025	81,031	24,061	14,304	404,788	363,822	888,006

	Software	Software internally developed	Business solutions acquired	Business solutions internally developed	Client relationships and backlog	Total
	$	$	$	$	$	$
Cost
As at September 30, 2023	228,673	110,225	90,139	841,740	1,248,069	2,518,846
Additions	50,534	7,720	—	100,810	—	159,064
Business acquisitions (Note 27)	69	—	—	—	124,330	124,399
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	3,203	931	1,309	5,968	39,762	51,173
As at September 30, 2024	256,178	113,070	81,776	928,297	1,412,161	2,791,482
Accumulated amortization and impairment
As at September 30, 2023	175,238	75,187	67,954	474,462	1,102,902	1,895,743
Amortization expense (Note 24)	40,088	14,810	3,838	77,701	49,304	185,741
Impairment (Note 24)	1,439	131	—	10,004	—	11,574
Disposals/retirements	(26,301)	(5,806)	(9,672)	(20,221)	—	(62,000)
Foreign currency translation adjustment	2,647	666	1,200	2,517	34,819	41,849
As at September 30, 2024	193,111	84,988	63,320	544,463	1,187,025	2,072,907
Net carrying amount as at September 30, 2024	63,067	28,082	18,456	383,834	225,136	718,575